Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Funds III
Entity Central Index Key	0000893818
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000011998 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Institutional Shares
Trading Symbol	STLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 24	[1]
Expense Ratio, Percent	0.47%	[1],[2]
Net Assets	$ 482,296,986
Holdings Count | Holding	34
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$482,296,986
Number of Portfolio Holdings	34
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.2%
Fixed-Income Funds	35.0%
Money Market Funds	12.5%
Liabilities in Excess of Other Assets	(2.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(b)Excludes short-term securities.
C000011997 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Investor A Shares
Trading Symbol	LPRDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.72%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 37	[3]
Expense Ratio, Percent	0.72%	[3],[4]
Net Assets	$ 482,296,986
Holdings Count | Holding	34
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$482,296,986
Number of Portfolio Holdings	34
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.2%
Fixed-Income Funds	35.0%
Money Market Funds	12.5%
Liabilities in Excess of Other Assets	(2.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(b)Excludes short-term securities.
C000088835 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Investor C Shares
Trading Symbol	LPCNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75(a)	1.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 75	[5]
Expense Ratio, Percent	1.47%	[5],[6]
Net Assets	$ 482,296,986
Holdings Count | Holding	34
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$482,296,986
Number of Portfolio Holdings	34
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.2%
Fixed-Income Funds	35.0%
Money Market Funds	12.5%
Liabilities in Excess of Other Assets	(2.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(b)Excludes short-term securities.
C000051481 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Class K Shares
Trading Symbol	LPSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$11(a)	0.22%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 11	[7]
Expense Ratio, Percent	0.22%	[7],[8]
Net Assets	$ 482,296,986
Holdings Count | Holding	34
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$482,296,986
Number of Portfolio Holdings	34
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.2%
Fixed-Income Funds	35.0%
Money Market Funds	12.5%
Liabilities in Excess of Other Assets	(2.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(b)Excludes short-term securities.
C000082487 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2030 Fund
Class Name	Class R Shares
Trading Symbol	LPRNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2030 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47(a)	0.92%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 47	[9]
Expense Ratio, Percent	0.92%	[9],[10]
Net Assets	$ 482,296,986
Holdings Count | Holding	34
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$482,296,986
Number of Portfolio Holdings	34
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	55.2%
Fixed-Income Funds	35.0%
Money Market Funds	12.5%
Liabilities in Excess of Other Assets	(2.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	30.4%
BlackRock Diversified Fixed Income Fund, Class K	22.9%
International Tilts Master Portfolio	9.9%
iShares 0-5 Year TIPS Bond ETF	8.4%
iShares Core MSCI Emerging Markets ETF	5.4%
BlackRock Tactical Opportunities Fund, Class K	4.7%
iShares Broad USD Investment Grade Corporate Bond ETF	3.7%
iShares MSCI EAFE Small-Cap ETF	1.6%
BlackRock Real Estate Securities Fund	1.5%
iShares Global Infrastructure ETF	1.5%
(b)Excludes short-term securities.
C000012000 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Institutional Shares
Trading Symbol	STLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24(a)	0.46%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 24	[11]
Expense Ratio, Percent	0.46%	[11],[12]
Net Assets	$ 495,026,979
Holdings Count | Holding	35
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$495,026,979
Number of Portfolio Holdings	35
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.1%
Fixed-Income Funds	20.1%
Money Market Funds	16.7%
Liabilities in Excess of Other Assets	(9.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000011999 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Investor A Shares
Trading Symbol	LPREX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.71%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 37	[13]
Expense Ratio, Percent	0.71%	[13],[14]
Net Assets	$ 495,026,979
Holdings Count | Holding	35
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$495,026,979
Number of Portfolio Holdings	35
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.1%
Fixed-Income Funds	20.1%
Money Market Funds	16.7%
Liabilities in Excess of Other Assets	(9.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000088838 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Investor C Shares
Trading Symbol	LPCKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75(a)	1.46%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 75	[15]
Expense Ratio, Percent	1.46%	[15],[16]
Net Assets	$ 495,026,979
Holdings Count | Holding	35
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$495,026,979
Number of Portfolio Holdings	35
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.1%
Fixed-Income Funds	20.1%
Money Market Funds	16.7%
Liabilities in Excess of Other Assets	(9.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000051482 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Class K Shares
Trading Symbol	LPSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$11(a)	0.21%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 11	[17]
Expense Ratio, Percent	0.21%	[17],[18]
Net Assets	$ 495,026,979
Holdings Count | Holding	35
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$495,026,979
Number of Portfolio Holdings	35
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.1%
Fixed-Income Funds	20.1%
Money Market Funds	16.7%
Liabilities in Excess of Other Assets	(9.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000082488 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2040 Fund
Class Name	Class R Shares
Trading Symbol	LPRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2040 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47(a)	0.91%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 47	[19]
Expense Ratio, Percent	0.91%	[19],[20]
Net Assets	$ 495,026,979
Holdings Count | Holding	35
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$495,026,979
Number of Portfolio Holdings	35
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	73.1%
Fixed-Income Funds	20.1%
Money Market Funds	16.7%
Liabilities in Excess of Other Assets	(9.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	38.1%
BlackRock Diversified Fixed Income Fund, Class K	15.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	2.9%
iShares MSCI EAFE Small-Cap ETF	2.3%
iShares Global Infrastructure ETF	1.8%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000012002 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Institutional Shares
Trading Symbol	STLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 24	[21]
Expense Ratio, Percent	0.47%	[21],[22]
Net Assets	$ 465,700,810
Holdings Count | Holding	36
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$465,700,810
Number of Portfolio Holdings	36
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	49.2%
Equity Funds	43.7%
Money Market Funds	6.5%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000012001 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Investor A Shares
Trading Symbol	LPRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.72%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 37	[23]
Expense Ratio, Percent	0.72%	[23],[24]
Net Assets	$ 465,700,810
Holdings Count | Holding	36
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$465,700,810
Number of Portfolio Holdings	36
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	49.2%
Equity Funds	43.7%
Money Market Funds	6.5%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000088841 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Investor C Shares
Trading Symbol	LPCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75(a)	1.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 75	[25]
Expense Ratio, Percent	1.47%	[25],[26]
Net Assets	$ 465,700,810
Holdings Count | Holding	36
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$465,700,810
Number of Portfolio Holdings	36
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	49.2%
Equity Funds	43.7%
Money Market Funds	6.5%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000051483 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Class K Shares
Trading Symbol	LPSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$11(a)	0.22%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 11	[27]
Expense Ratio, Percent	0.22%	[27],[28]
Net Assets	$ 465,700,810
Holdings Count | Holding	36
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$465,700,810
Number of Portfolio Holdings	36
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	49.2%
Equity Funds	43.7%
Money Market Funds	6.5%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000082489 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic Retirement Fund
Class Name	Class R Shares
Trading Symbol	LPRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic Retirement Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47(a)	0.92%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 47	[29]
Expense Ratio, Percent	0.92%	[29],[30]
Net Assets	$ 465,700,810
Holdings Count | Holding	36
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$465,700,810
Number of Portfolio Holdings	36
Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Fixed-Income Funds	49.2%
Equity Funds	43.7%
Money Market Funds	6.5%
Other Assets Less Liabilities	0.6
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
BlackRock Diversified Fixed Income Fund, Class K	39.4%
Diversified Equity Master Portfolio	23.9%
iShares 0-5 Year TIPS Bond ETF	9.8%
International Tilts Master Portfolio	7.3%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares Core MSCI Emerging Markets ETF	4.0%
iShares Global Infrastructure ETF	1.9%
iShares MSCI EAFE Small-Cap ETF	1.2%
BlackRock Real Estate Securities Fund	0.2%
iShares MSCI Canada ETF	0.2%
(b)Excludes short-term securities.
C000063261 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Institutional Shares
Trading Symbol	STLFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 25	[31]
Expense Ratio, Percent	0.48%	[31],[32]
Net Assets	$ 359,588,817
Holdings Count | Holding	31
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$359,588,817
Number of Portfolio Holdings	31
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.1%
Money Market Funds	20.4%
Fixed-Income Funds	7.4%
Liabilities in Excess of Other Assets	(13.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000063260 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Investor A Shares
Trading Symbol	LPRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.73%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 38	[33]
Expense Ratio, Percent	0.73%	[33],[34]
Net Assets	$ 359,588,817
Holdings Count | Holding	31
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$359,588,817
Number of Portfolio Holdings	31
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.1%
Money Market Funds	20.4%
Fixed-Income Funds	7.4%
Liabilities in Excess of Other Assets	(13.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000088844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Investor C Shares
Trading Symbol	LPCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 77	[35]
Expense Ratio, Percent	1.48%	[35],[36]
Net Assets	$ 359,588,817
Holdings Count | Holding	31
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$359,588,817
Number of Portfolio Holdings	31
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.1%
Money Market Funds	20.4%
Fixed-Income Funds	7.4%
Liabilities in Excess of Other Assets	(13.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000063262 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Class K Shares
Trading Symbol	LPSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.23%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 12	[37]
Expense Ratio, Percent	0.23%	[37],[38]
Net Assets	$ 359,588,817
Holdings Count | Holding	31
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$359,588,817
Number of Portfolio Holdings	31
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.1%
Money Market Funds	20.4%
Fixed-Income Funds	7.4%
Liabilities in Excess of Other Assets	(13.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000082490 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2050 Fund
Class Name	Class R Shares
Trading Symbol	LPRPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2050 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$48(a)	0.93%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 48	[39]
Expense Ratio, Percent	0.93%	[39],[40]
Net Assets	$ 359,588,817
Holdings Count | Holding	31
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$359,588,817
Number of Portfolio Holdings	31
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	86.1%
Money Market Funds	20.4%
Fixed-Income Funds	7.4%
Liabilities in Excess of Other Assets	(13.9)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	45.6%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.1%
iShares Core MSCI International Developed Markets ETF	6.0%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	3.9%
BlackRock Diversified Fixed Income Fund, Class K	3.5%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Real Estate Securities Fund	1.9%
iShares MSCI Canada ETF	0.5%
(b)Excludes short-term securities.
C000089955 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Institutional Shares
Trading Symbol	LPJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 24	[41]
Expense Ratio, Percent	0.47%	[41],[42]
Net Assets	$ 382,242,609
Holdings Count | Holding	36
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$382,242,609
Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	66.3%
Fixed-Income Funds	25.9%
Money Market Funds	20.5%
Liabilities in Excess of Other Assets	(12.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(b)Excludes short-term securities.
C000089953 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Investor A Shares
Trading Symbol	LPJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.72%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 37	[43]
Expense Ratio, Percent	0.72%	[43],[44]
Net Assets	$ 382,242,609
Holdings Count | Holding	36
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$382,242,609
Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	66.3%
Fixed-Income Funds	25.9%
Money Market Funds	20.5%
Liabilities in Excess of Other Assets	(12.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(b)Excludes short-term securities.
C000089954 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Investor C Shares
Trading Symbol	LPJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$75(a)	1.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 75	[45]
Expense Ratio, Percent	1.47%	[45],[46]
Net Assets	$ 382,242,609
Holdings Count | Holding	36
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$382,242,609
Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	66.3%
Fixed-Income Funds	25.9%
Money Market Funds	20.5%
Liabilities in Excess of Other Assets	(12.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(b)Excludes short-term securities.
C000089956 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Class K Shares
Trading Symbol	LPJKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$11(a)	0.22%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 11	[47]
Expense Ratio, Percent	0.22%	[47],[48]
Net Assets	$ 382,242,609
Holdings Count | Holding	36
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$382,242,609
Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	66.3%
Fixed-Income Funds	25.9%
Money Market Funds	20.5%
Liabilities in Excess of Other Assets	(12.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(b)Excludes short-term securities.
C000089952 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2035 Fund
Class Name	Class R Shares
Trading Symbol	LPJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2035 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$47(a)	0.92%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 47	[49]
Expense Ratio, Percent	0.92%	[49],[50]
Net Assets	$ 382,242,609
Holdings Count | Holding	36
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$382,242,609
Number of Portfolio Holdings	36
Portfolio Turnover Rate	16%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	66.3%
Fixed-Income Funds	25.9%
Money Market Funds	20.5%
Liabilities in Excess of Other Assets	(12.7)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	36.2%
BlackRock Diversified Fixed Income Fund, Class K	20.7%
International Tilts Master Portfolio	12.3%
iShares Core MSCI Emerging Markets ETF	6.4%
iShares Broad USD Investment Grade Corporate Bond ETF	4.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
BlackRock Real Estate Securities Fund	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
iShares Global Infrastructure ETF	1.7%
iShares MSCI Canada ETF	0.3%
(b)Excludes short-term securities.
C000089959 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Institutional Shares
Trading Symbol	LPHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$24(a)	0.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 24	[51]
Expense Ratio, Percent	0.47%	[51],[52]
Net Assets	$ 317,134,445
Holdings Count | Holding	35
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$317,134,445
Number of Portfolio Holdings	35
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	79.7%
Money Market Funds	22.2%
Fixed-Income Funds	13.2%
Liabilities in Excess of Other Assets	(15.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089957 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Investor A Shares
Trading Symbol	LPHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$37(a)	0.72%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 37	[53]
Expense Ratio, Percent	0.72%	[53],[54]
Net Assets	$ 317,134,445
Holdings Count | Holding	35
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$317,134,445
Number of Portfolio Holdings	35
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	79.7%
Money Market Funds	22.2%
Fixed-Income Funds	13.2%
Liabilities in Excess of Other Assets	(15.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089958 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Investor C Shares
Trading Symbol	LPHCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$76(a)	1.47%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 76	[55]
Expense Ratio, Percent	1.47%	[55],[56]
Net Assets	$ 317,134,445
Holdings Count | Holding	35
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$317,134,445
Number of Portfolio Holdings	35
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	79.7%
Money Market Funds	22.2%
Fixed-Income Funds	13.2%
Liabilities in Excess of Other Assets	(15.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089960 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Class K Shares
Trading Symbol	LPHKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$11(a)	0.22%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 11	[57]
Expense Ratio, Percent	0.22%	[57],[58]
Net Assets	$ 317,134,445
Holdings Count | Holding	35
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$317,134,445
Number of Portfolio Holdings	35
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	79.7%
Money Market Funds	22.2%
Fixed-Income Funds	13.2%
Liabilities in Excess of Other Assets	(15.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089961 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2045 Fund
Class Name	Class R Shares
Trading Symbol	LPHRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2045 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$48(a)	0.92%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 48	[59]
Expense Ratio, Percent	0.92%	[59],[60]
Net Assets	$ 317,134,445
Holdings Count | Holding	35
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$317,134,445
Number of Portfolio Holdings	35
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	79.7%
Money Market Funds	22.2%
Fixed-Income Funds	13.2%
Liabilities in Excess of Other Assets	(15.1)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	41.1%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	8.8%
BlackRock Diversified Fixed Income Fund, Class K	8.5%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares Broad USD Investment Grade Corporate Bond ETF	4.6%
BlackRock Real Estate Securities Fund	3.6%
iShares Core MSCI International Developed Markets ETF	3.0%
iShares MSCI EAFE Small-Cap ETF	2.5%
iShares MSCI Canada ETF	0.6%
(b)Excludes short-term securities.
C000089964 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Institutional Shares
Trading Symbol	LPVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 25	[61]
Expense Ratio, Percent	0.49%	[61],[62]
Net Assets	$ 264,111,591
Holdings Count | Holding	34
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$264,111,591
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.4%
Money Market Funds	11.2%
Fixed-Income Funds	2.7%
Liabilities in Excess of Other Assets	(6.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(b)Excludes short-term securities.
C000089962 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Investor A Shares
Trading Symbol	LPVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.74%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 38	[63]
Expense Ratio, Percent	0.74%	[63],[64]
Net Assets	$ 264,111,591
Holdings Count | Holding	34
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$264,111,591
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.4%
Money Market Funds	11.2%
Fixed-Income Funds	2.7%
Liabilities in Excess of Other Assets	(6.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(b)Excludes short-term securities.
C000089963 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Investor C Shares
Trading Symbol	LPVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 77	[65]
Expense Ratio, Percent	1.49%	[65],[66]
Net Assets	$ 264,111,591
Holdings Count | Holding	34
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$264,111,591
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.4%
Money Market Funds	11.2%
Fixed-Income Funds	2.7%
Liabilities in Excess of Other Assets	(6.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(b)Excludes short-term securities.
C000089965 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Class K Shares
Trading Symbol	LPVKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 12	[67]
Expense Ratio, Percent	0.24%	[67],[68]
Net Assets	$ 264,111,591
Holdings Count | Holding	34
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$264,111,591
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.4%
Money Market Funds	11.2%
Fixed-Income Funds	2.7%
Liabilities in Excess of Other Assets	(6.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(b)Excludes short-term securities.
C000089966 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2055 Fund
Class Name	Class R Shares
Trading Symbol	LPVRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2055 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$49(a)	0.94%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 49	[69]
Expense Ratio, Percent	0.94%	[69],[70]
Net Assets	$ 264,111,591
Holdings Count | Holding	34
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$264,111,591
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	92.4%
Money Market Funds	11.2%
Fixed-Income Funds	2.7%
Liabilities in Excess of Other Assets	(6.3)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.1%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	7.4%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.4%
iShares Broad USD Investment Grade Corporate Bond ETF	1.3%
iShares Russell 2000 ETF	0.8%
BlackRock Real Estate Securities Fund	0.7%
(b)Excludes short-term securities.
C000187070 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Institutional Shares
Trading Symbol	LPDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 25	[71]
Expense Ratio, Percent	0.49%	[71],[72]
Net Assets	$ 126,684,506
Holdings Count | Holding	34
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$126,684,506
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.5%
Money Market Funds	10.6%
Fixed-Income Funds	2.4%
Liabilities in Excess of Other Assets	(6.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(b)Excludes short-term securities.
C000187068 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Investor A Shares
Trading Symbol	LPDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.74%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 38	[73]
Expense Ratio, Percent	0.74%	[73],[74]
Net Assets	$ 126,684,506
Holdings Count | Holding	34
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$126,684,506
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.5%
Money Market Funds	10.6%
Fixed-Income Funds	2.4%
Liabilities in Excess of Other Assets	(6.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(b)Excludes short-term securities.
C000187069 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Investor C Shares
Trading Symbol	LPDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 77	[75]
Expense Ratio, Percent	1.49%	[75],[76]
Net Assets	$ 126,684,506
Holdings Count | Holding	34
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$126,684,506
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.5%
Money Market Funds	10.6%
Fixed-Income Funds	2.4%
Liabilities in Excess of Other Assets	(6.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(b)Excludes short-term securities.
C000187072 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Class K Shares
Trading Symbol	LPDKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 12	[77]
Expense Ratio, Percent	0.24%	[77],[78]
Net Assets	$ 126,684,506
Holdings Count | Holding	34
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$126,684,506
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.5%
Money Market Funds	10.6%
Fixed-Income Funds	2.4%
Liabilities in Excess of Other Assets	(6.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(b)Excludes short-term securities.
C000187071 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2060 Fund
Class Name	Class R Shares
Trading Symbol	LPDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2060 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$48(a)	0.93%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 48	[79]
Expense Ratio, Percent	0.93%	[79],[80]
Net Assets	$ 126,684,506
Holdings Count | Holding	34
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$126,684,506
Number of Portfolio Holdings	34
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.5%
Money Market Funds	10.6%
Fixed-Income Funds	2.4%
Liabilities in Excess of Other Assets	(6.5)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.4%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI Canada ETF	2.2%
iShares MSCI EAFE Small-Cap ETF	2.2%
BlackRock Diversified Fixed Income Fund, Class K	1.6%
iShares Russell 2000 ETF	0.8%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(b)Excludes short-term securities.
C000213846 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Institutional Shares
Trading Symbol	LPWIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$25(a)	0.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 25	[81]
Expense Ratio, Percent	0.48%	[81],[82]
Net Assets	$ 57,442,667
Holdings Count | Holding	38
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$57,442,667
Number of Portfolio Holdings	38
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.8%
Money Market Funds	11.9%
Fixed-Income Funds	2.3%
Liabilities in Excess of Other Assets	(8.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(b)Excludes short-term securities.
C000213845 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Investor A Shares
Trading Symbol	LPWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.73%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 38	[83]
Expense Ratio, Percent	0.73%	[83],[84]
Net Assets	$ 57,442,667
Holdings Count | Holding	38
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$57,442,667
Number of Portfolio Holdings	38
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.8%
Money Market Funds	11.9%
Fixed-Income Funds	2.3%
Liabilities in Excess of Other Assets	(8.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(b)Excludes short-term securities.
C000213843 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Investor C Shares
Trading Symbol	LPWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 77	[85]
Expense Ratio, Percent	1.48%	[85],[86]
Net Assets	$ 57,442,667
Holdings Count | Holding	38
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$57,442,667
Number of Portfolio Holdings	38
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.8%
Money Market Funds	11.9%
Fixed-Income Funds	2.3%
Liabilities in Excess of Other Assets	(8.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(b)Excludes short-term securities.
C000213844 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Class K Shares
Trading Symbol	LPWKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12(a)	0.23%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 12	[87]
Expense Ratio, Percent	0.23%	[87],[88]
Net Assets	$ 57,442,667
Holdings Count | Holding	38
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$57,442,667
Number of Portfolio Holdings	38
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.8%
Money Market Funds	11.9%
Fixed-Income Funds	2.3%
Liabilities in Excess of Other Assets	(8.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(b)Excludes short-term securities.
C000213847 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2065 Fund
Class Name	Class R Shares
Trading Symbol	LPWRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2065 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$48(a)	0.93%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 48	[89]
Expense Ratio, Percent	0.93%	[89],[90]
Net Assets	$ 57,442,667
Holdings Count | Holding	38
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$57,442,667
Number of Portfolio Holdings	38
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	93.8%
Money Market Funds	11.9%
Fixed-Income Funds	2.3%
Liabilities in Excess of Other Assets	(8.0)
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.2%
International Tilts Master Portfolio	14.9%
iShares Core MSCI Emerging Markets ETF	10.8%
iShares Core MSCI International Developed Markets ETF	6.9%
BlackRock Tactical Opportunities Fund, Class K	4.9%
iShares MSCI EAFE Small-Cap ETF	2.4%
iShares MSCI Canada ETF	2.1%
BlackRock Diversified Fixed Income Fund, Class K	1.5%
iShares Russell 2000 ETF	1.2%
iShares Broad USD Investment Grade Corporate Bond ETF	0.8%
(b)Excludes short-term securities.
C000251825 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Institutional Shares
Trading Symbol	LPYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26(a)	0.49%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 26	[91]
Expense Ratio, Percent	0.49%	[91],[92]
Net Assets	$ 4,326,811
Holdings Count | Holding	25
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,326,811
Number of Portfolio Holdings	25
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	96.8%
Fixed-Income Funds	1.8%
Money Market Funds	0.9%
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(b)Excludes short-term securities.
C000251826 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Investor A Shares
Trading Symbol	LPYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38(a)	0.73%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 38	[93]
Expense Ratio, Percent	0.73%	[93],[94]
Net Assets	$ 4,326,811
Holdings Count | Holding	25
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,326,811
Number of Portfolio Holdings	25
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	96.8%
Fixed-Income Funds	1.8%
Money Market Funds	0.9%
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(b)Excludes short-term securities.
C000251827 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Investor C Shares
Trading Symbol	LPYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$77(a)	1.48%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 77	[95]
Expense Ratio, Percent	1.48%	[95],[96]
Net Assets	$ 4,326,811
Holdings Count | Holding	25
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,326,811
Number of Portfolio Holdings	25
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	96.8%
Fixed-Income Funds	1.8%
Money Market Funds	0.9%
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(b)Excludes short-term securities.
C000251828 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Class K Shares
Trading Symbol	LPYKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$13(a)	0.24%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 13	[97]
Expense Ratio, Percent	0.24%	[97],[98]
Net Assets	$ 4,326,811
Holdings Count | Holding	25
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,326,811
Number of Portfolio Holdings	25
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	96.8%
Fixed-Income Funds	1.8%
Money Market Funds	0.9%
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(b)Excludes short-term securities.
C000251824 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock LifePath® Dynamic 2070 Fund
Class Name	Class R Shares
Trading Symbol	LPYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock LifePath® Dynamic 2070 Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$49(a)	0.94%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.

Expenses Paid, Amount	$ 49	[99]
Expense Ratio, Percent	0.94%	[99],[100]
Net Assets	$ 4,326,811
Holdings Count | Holding	25
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$4,326,811
Number of Portfolio Holdings	25
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Portfolio composition
Asset Type(a)	Percent of Net Assets
Equity Funds	96.8%
Fixed-Income Funds	1.8%
Money Market Funds	0.9%
Other Assets Less Liabilities	0.5
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(a)	The portfolio composition above is calculated using a methodology different than that disclosed in the Fund's prospectus.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
Diversified Equity Master Portfolio	50.8%
International Tilts Master Portfolio	15.0%
iShares Core MSCI Emerging Markets ETF	11.0%
iShares Core MSCI International Developed Markets ETF	7.7%
BlackRock Tactical Opportunities Fund, Class K	4.8%
iShares MSCI Canada ETF	2.2%
iShares Core MSCI EAFE ETF	1.5%
iShares Russell 2000 ETF	1.5%
iShares MSCI EAFE Small-Cap ETF	1.0%
BlackRock Diversified Fixed Income Fund, Class K	0.9%
(b)Excludes short-term securities.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Annualized.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Annualized.
[9]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[10]	Annualized.
[11]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[12]	Annualized.
[13]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[14]	Annualized.
[15]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[16]	Annualized.
[17]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[18]	Annualized.
[19]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[20]	Annualized.
[21]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[22]	Annualized.
[23]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[24]	Annualized.
[25]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[26]	Annualized.
[27]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[28]	Annualized.
[29]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[30]	Annualized.
[31]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[32]	Annualized.
[33]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[34]	Annualized.
[35]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[36]	Annualized.
[37]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[38]	Annualized.
[39]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[40]	Annualized.
[41]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[42]	Annualized.
[43]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[44]	Annualized.
[45]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[46]	Annualized.
[47]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[48]	Annualized.
[49]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[50]	Annualized.
[51]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[52]	Annualized.
[53]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[54]	Annualized.
[55]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[56]	Annualized.
[57]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[58]	Annualized.
[59]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[60]	Annualized.
[61]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[62]	Annualized.
[63]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[64]	Annualized.
[65]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[66]	Annualized.
[67]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[68]	Annualized.
[69]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[70]	Annualized.
[71]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[72]	Annualized.
[73]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[74]	Annualized.
[75]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[76]	Annualized.
[77]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[78]	Annualized.
[79]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[80]	Annualized.
[81]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[82]	Annualized.
[83]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[84]	Annualized.
[85]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[86]	Annualized.
[87]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[88]	Annualized.
[89]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[90]	Annualized.
[91]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[92]	Annualized.
[93]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[94]	Annualized.
[95]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[96]	Annualized.
[97]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[98]	Annualized.
[99]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[100]	Annualized.